26. EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 2
Present value of defined benefit obligation, beginning	R$ 2,872,442	R$ 2,430,381
Cost of service	1,285	1,244	R$ 1,807
Interest cost	322,359	311,361	293,533
Benefits paid	(284,777)	(264,287)
Actuarial loss/(gain)	166,540	393,743
Present value of defined benefit obligation, ending	R$ 3,077,849	R$ 2,872,442	R$ 2,430,381